Derivatives (Details 3) € in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2017 USD ($)		Sep. 30, 2017 EUR (€)	Dec. 31, 2016 USD ($)		Sep. 30, 2017 EUR (€)	Dec. 31, 2015 USD ($)
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Notional Amount	$ 67,672			$ 42,866			$ 45,851
Fair Value Asset Derivatives	539	[1]		12	[1]		171
Fair Value Liability Derivatives	2,010	[1]		162	[1]		7
Derivatives not designated as hedging instruments | Foreign currency option contracts
Derivatives, Fair Value [Line Items]
Notional Amount				0		€ 180,000
Fair Value Asset Derivatives	0			0
Fair Value Liability Derivatives	$ 0			$ 0
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Derivative, Term of Contract	1 year		1 year	1 year
Cash Flow Hedge Gains to be Reclassified within Twelve Months	$ 2,004			$ 71
Derivatives designated as hedging instruments | Foreign currency forward contracts
Derivatives, Fair Value [Line Items]
Notional Amount	3,033			2,127			2,486
Fair Value Asset Derivatives	8,346	[1]		0	[1]		113
Fair Value Liability Derivatives	31,921	[1]		13	[1]		0
Derivatives designated as hedging instruments | Foreign currency option contracts
Derivatives, Fair Value [Line Items]
Notional Amount	8,870			8,522			11,271
Fair Value Asset Derivatives	67	[1]		184	[1]		387
Fair Value Liability Derivatives	$ 0	[1]		0	[1]		$ 0
Derivatives designated as hedging instruments | Cross currency swap contracts
Derivatives, Fair Value [Line Items]
Notional Amount				$ 0		183,000
Aggregate interest paid over the course of the loan | €			€ 33,000
Face amount | €						€ 150,000
Derivative, Maturity Date	Apr. 04, 2022		Apr. 04, 2022

[1]	Contracts that mature within the next 12 months are included in Other Current Assets and Other Current Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Contracts with maturities greater than 12 months are included in Other Assets and Other Liabilities for asset derivatives and liability derivatives, respectively, on our Condensed Consolidated Balance Sheets. Amounts included in our Condensed Consolidated Balance Sheets are recorded net where a right of offset exists with the same derivative counterparty.